BORROWINGS - Future maturities of short term borrowings and long term borrowings (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS
2021	$ 4,497,545	$ 5,015,402
2022	1,858,619	1,279,713
2023		1,685,850
2024	1,133,210
Total borrowings	$ 7,489,374	$ 7,980,965